Derivative Financial Instruments Income Statement Location (Details) - Designated As Hedging [Member] - Interest Rate Swap [Member] - Cash Flow Hedging [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated OCI on derivatives (effective portion)	$ 0	$ (4,671)
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount and location of gain (loss) reclassified from accumulated OCI into income (effective portion)	0	(851)
Net Effect of Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in income	$ 9,504	$ 9,868